SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Common Class A [Member]
Numerator:
Allocation of net income, as adjusted	$ 5,385,193	$ 7,366,307
Denominator:
Basic and diluted weighted average shares outstanding	12,546,423	27,600,000
Basic and diluted net income per common stock	$ 0.43	$ 0.27
Common Class B [Member]
Numerator:
Allocation of net income, as adjusted	$ 2,961,627	$ 1,841,577
Denominator:
Basic and diluted weighted average shares outstanding	6,900,000	6,900,000
Basic and diluted net income per common stock	$ 0.43	$ 0.27